As filed with the Securities and Exchange Commission
                                on March 2, 2006


                        Securities Act File No. 33-98102
                    Investment Company Act File No. 811-1743

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        x
                                                                               -


                         Post-Effective Amendment No. 15                       x
                                                                               -


                                     and/or
                                     ------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                x
                                                                               -


                                Amendment No. 28                               x
                        (Check appropriate box or boxes)                       -



                                  SPECTRA FUND
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

        111 FIFTH AVENUE,
        2ND FLOOR
        NEW YORK, NEW YORK                                      10003
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)              (Zip Code)

        Registrant's Telephone Number, including Area Code: 212-806-8800


                                HAL LIEBES, ESQ.
                           FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE,
                                    2ND FLOOR
                               NEW YORK, NY 10003
                               ------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):


X
---      immediately upon filing pursuant to paragraph (b), or

---      on [date] pursuant to paragraph (b), or


---      60 days after filing pursuant to paragraph (a), or

---      on  pursuant to paragraph (a)(3) of Rule 485


The sole purpose of this filing is to replace in its entirety Exhibit (j-2), the consent of Ernst & Young LLP, the registrant's independent registered public accounting firm, which was filed as part of Post-Effective Amendment No. 14 to this registration statement on March 1, 2006, with a new Exhibit (j-2). No changes have been made to the registrant's prospectuses or statement of additional information, which are hereby incorporated into this filing by reference.

                                     PART C

                                OTHER INFORMATION

Item 23.     Exhibits

EXHIBIT NO.                   DESCRIPTION OF EXHIBIT

     (a)     Agreement and Declaration of Trust (1) [EDGAR 2/98]

     (b)     By-laws of Registrant (1) [EDGAR 2/98]

     (b-1) Amended and Restated By-laws of Registrant 12/7/2004 - Filed herewith

     (c)     See Exhibits (a) and (b)

     (d)     Investment Management Agreement (1) [EDGAR 2/98]

     (e)     Distribution Agreement (1) [EDGAR 2/98]

     (g)     Custody Agreement (4)


    (g-1) Amendment to Custodian Contract between State Street Bank and Trust Company and the Registrant 11/10/2004 (11)


     (h)     Shareholder Servicing Agreement (1) [EDGAR 2/98]

    (h-1) Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., the Registrant, et. al. effective 2/28/2005 (11)

    (h-2) Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company 11/22/2004
             (11)

     (i) Opinion and Consent of Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP (3)

    (j-1)    Opinion and Consent of Sullivan & Worcester (5)

   (j-1-a)   Opinion and Consent of Sullivan & Worcester (7)

    (j-2)    Consent of Ernst & Young LLP - Filed herewith

     (p) Powers of Attorney executed by David D. Alger, Gregory S. Duch, Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White (6)

    (p-1) Powers of Attorney executed by Lester L. Colbert, Jr., Charles F. Baird, Jr. and Roger P. Cheever (8)

    (p-2)    Power of Attorney executed by James P. Connelly, Jr. (8)

    (p-3)    Power of Attorney executed by Dan C. Chung (9)

    (P-4) Powers of Attorney executed by Charles F. Baird, Jr., Dan C. Chung, Nathan E. Saint-Amand, Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O'Neil and Frederick A. Blum (10)

     (q)     Amended and Restated Code of Ethics 5/11/2004 (11)


-------------------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on October 6, 1995.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on December 4, 1995.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed with the SEC on February 6, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 3 filed with the SEC on February 28, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on December 22, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on February 26, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 8 filed with the SEC on June 30, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 9 filed with the SEC on February 28, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 10 filed with the SEC on February 28, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC on March 1, 2004.

(11) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC on February 18, 2005.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                                      None.

Item 25.  INDEMNIFICATION

         Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to four other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 27.  PRINCIPAL UNDERWRITER

         (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Funds, The Alger American Fund, The Alger Institutional Funds, and The China-U.S. Growth Fund and has acted as subscription agent for Castle Convertible Fund, Inc.

         (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

         (c) Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records of Registrant are maintained by Mr. Frederick
A. Blum, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29.  MANAGEMENT SERVICES

         Not applicable.

Item 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 2nd day of March, 2006.


                                  SPECTRA FUND

                                            By:  /s/              *
                                                 -------------------------------
                                                 Dan C. Chung,
                                                 President and Trustee

ATTEST:  /s/     Frederick A. Blum
         -------------------------
                 Frederick A. Blum, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                    Title                                              Date
             ---------                    -----                                              ----

               *                          Trustee and President                        February 28, 2006
     ---------------------------              (Chief Executive Officer)                -----------------
          Dan C. Chung


     /s/    Frederick A. Blum             Treasurer                                    February 28, 2006
     ---------------------------              (Chief Financial and Accounting          -----------------
          Frederick A. Blum                    Officer)


               *                          Trustee                                      February 28, 2006
     ---------------------------                                                       -----------------
        Charles F. Baird, Jr.


               *                          Trustee                                      February 28, 2006
     ---------------------------                                                       -----------------
          Roger P. Cheever


               *                          Chairman of the Board                        February 28, 2006
     ---------------------------                                                       -----------------
          Fred M. Alger III


               *                          Trustee                                      February 28, 2006
     ---------------------------                                                       -----------------
        Lester L. Colbert, Jr.


               *                          Trustee                                      February 28, 2006
     ---------------------------                                                       -----------------
          Hilary M. Alger


               *                          Trustee                                      February 28, 2006
     ---------------------------                                                       -----------------
        Nathan E. Saint-Amand


               *                          Trustee                                      February 28, 2006
     ---------------------------                                                       -----------------
          Stephen E. O'Neil




*By: Frederick A. Blum
----------------------
     Frederick A. Blum
     Attorney-in-Fact

                        Securities Act File No. 33-98102
                    Investment Company Act File No. 811-1743

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  x
                                                                               -


                         Post-Effective Amendment No. 15                       x
                                                                               -


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                x
                                                                               -


                                Amendment No. 28                               x
                                                                               -


                        (Check appropriate box or boxes)

                                  SPECTRA FUND
                                  ------------
               (Exact Name of Registrant as Specified in Charter)


                                 E X H I B I T S
                                 ---------------

                                INDEX TO EXHIBITS

Exhibit
  No.
  ---


 (j-2)   Consent of Ernst & Young LLP